Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 28,526	$ 9,845
Accounts receivable, net of allowance for doubtful accounts of $3 and $0, respectively	473	35
Due from related party	0	125
Inventories, net	1,519	2,464
Prepaid expenses and other current assets	574	494
Total current assets	31,092	12,963
Property and equipment, net	1,284	1,437
Deposits and other assets	222	223
Deferred inventory costs	102
Notes receivable due from stockholders	136	145
Total assets	32,836	14,768
Current Liabilities:
Accounts payable	2,005	315
Accrued expenses	1,137	1,261
Deferred revenue	202
Current portion of long-term debt	1,517
Total current liabilities	4,861	1,576
Long-term liabilities:
Deferred revenue, net of current portion	531
Other liabilities	68
Long-term debt, net of current portion	7,594
Warrant liability		3,152
Total long-term liabilities	8,193	3,152
Total liabilities	13,054	4,728
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, par value $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 250,000,000 shares authorized; 73,360,287 shares and 105,883,157 shares issued and outstanding, respectively	11	7
Additional paid-in capital	104,648	70,369
Accumulated deficit	(84,877)	(60,336)
Total stockholders' equity	19,782	10,040
Total liabilities and stockholders' equity	$ 32,836	$ 14,768